Description of Business - Additional Information (Detail) - USD ($)	5 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accrued expenses	$ 217,395	$ 2,172,617
Rocket Lab USA, Inc.
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Trade payables		(3,384,000)	$ 598,000	$ (1,603,000)	$ 2,989,000
Accrued expenses		2,849,000	$ 152,000	$ 4,104,000	394,000
Gross proceeds raised from business combination and PIPE investment and payments from customers		$ 777,000,000
Rocket Lab USA, Inc. | Revision of Prior Period, Error Correction, Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Prior period adjustment description				Subsequent to the issuance of our consolidated financial statements for the years ending December 31, 2020 and 2019, we concluded that $5,004 of cash payments made during 2020 for capital expenditures that were accrued during 2019 were incorrectly presented in the Consolidated Statement of Cash Flows. During 2019, $5,004 of accrued capital expenditures were presented as an investing cash outflow, and when these payments were made during 2020, these payments were not presented as an investing cash outflow. Further, $1,285 of cash payments made during 2019 for capital expenditures that were accrued during 2018 were incorrectly presented in the Consolidated Statement of Cash Flows and not presented as an investing cash outflow during 2019, resulting in a net effect of $5,004 in 2020 and $3,719 in 2019. The accompanying Consolidated Statement of Cash Flows for the year ended December 31, 2020 and December 31, 2019 have been revised from amounts previously reported to present the payment of accrued capital expenditures in the proper periods in the Consolidated Statement of Cash Flows. We assessed the significance of the misstatements and concluded that they were not material to any periods presented. As a result of these corrections, the Consolidated Statement of Cash Flows for 2019 reflects a decrease in purchases of property, equipment, and software of $3,719 reported within cash used in investing activities and an increase in cash used in operating activities due to adjustments made to the change in trade payables of $2,334 and the change in accrued expenses of $1,387. During 2020, the Consolidated Statement of Cash Flows reflects an increase in purchases of property, equipment, and software reported within cash used in investing activities of $5,004 and a decrease in cash used in operating activities due to adjustments made to the change in trade payables of $3,723 and the change in accrued expenses of $1,281.
Purchases of property, equipment and software				$ 5,004,000	(3,719,000)
Trade payables				(3,723,000)	2,334,000
Accrued expenses				$ (1,281,000)	$ 1,387,000